Fees Summary	Dec. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,825,000
Previously Paid Amount	0.00
Total Fee Amount	279.41
Total Offset Amount	0.00
Net Fee	279.41
Narrative - Max Aggregate Offering Price	$ 1,825,000
Final Prospectus	true